FT Vest U.S. Small Cap Moderate Buffer ETF - May Average Annual Total Returns		12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	22.95%	15.87%	16.91%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	28.25%	25.45%	24.72%
FT Vest U.S. Small Cap Moderate Buffer ETF - May
Prospectus [Line Items]
Average Annual Return, Percent		12.61%			13.98%
Performance Inception Date	May 19, 2023
FT Vest U.S. Small Cap Moderate Buffer ETF - May | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.61%			13.98%
FT Vest U.S. Small Cap Moderate Buffer ETF - May | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.47%			10.76%